Equity Incentive Plans	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Equity Incentive Plans

13.       Equity Incentive Plans:

On April 13, 2015, the Board of Directors granted share purchase options of up to 104,250 common shares to certain executive officers, at an option exercise price of $27.50 per share. These options are exercisable in whole or in part between the third and the fifth anniversary of the grant date, subject to the respective individuals remaining employed by the Company at the time the options are exercised. The options expire after the fifth anniversary if not exercised.

The fair value of all share option awards was calculated based on the modified Black-Scholes method. A description of the significant assumptions used to estimate the fair value of the share option awards is set out below:

•	Option type: Bermudan call option
•	Grant Date: April 13, 2015
•	Expected term: Given the absence at the grant date of expected dividend payments (described below), the Company expected that it is optimal for the holders of the granted options to avoid early exercise of the options. As a result, the Company assumed that the expected term of the options is their contractual term (i.e. five years from the grant date).
•	Expected volatility: The Company used the historical volatility of the common shares to estimate the volatility of the price of the shares underlying the share option awards. The final expected volatility estimate, which was based on historical volatility for the two years preceding the grant date, was 59.274%.
•	Expected dividends: The Company does not currently pay any dividends to its shareholders, and the Company’s loan agreements contain restrictions and limitations on dividend payments. Based on the foregoing, the outstanding newbuilding orderbook of the Company and the market conditions prevailing in the dry bulk industry at the time of valuation, the Company’s management determined that for purposes of this calculation the Company is not expected to pay dividends before the expiration of the share options.
•	Dilution adjustment: Compared to the number of common shares outstanding, the Company’s management considers the overall number of shares covered by the options as immaterial, and no dilution adjustment was incorporated in the valuation model.
•	Risk-free rate: The Company has elected to employ the risk-free yield-to-maturity rate to match the expected term of the options (which as explained above is expected to be five years from the grant date). As of the grant date, the yield-to-maturity rate of five-year U.S. Government bonds was approximately 1.3%.

On February 22, 2017, the Company’s Board of Directors adopted the 2017 Equity Incentive Plan (the “2017 Plan”) and reserved for issuance 950,000 common shares thereunder. The terms and conditions of the 2017 Plan are substantially similar to the terms and conditions of the Company’s previous equity incentive plans. On the same date, 944,000 restricted common shares were granted to certain of our directors, officers and employees, of which 744,000 shares vested on August 22, 2017. The remaining 200,000 restricted common shares vested on August 22, 2018. The fair value of each share was determined based on the closing price of the Company’s common shares on the grant date, February 22, 2017.

On February 27, 2018, the Company’s Board of Directors adopted the 2018 Equity Incentive Plan (the “2018 Plan”) and reserved for issuance 700,000 common shares thereunder. The terms and conditions of the 2018 Plan are substantially similar to the terms and conditions of the Company’s previous equity incentive plans. On the same date, 396,500 restricted common shares were granted to certain of the Company’s directors and officers of which 253,500 restricted common shares vested on August 27, 2018, 71,500 restricted common shares vested on February 27, 2019 and the remaining 71,500 restricted common shares vest on February 27, 2021. The fair value of each share was determined based on the closing price of the Company’s common shares on the grant date, February 27, 2018. In addition, on April 9, 2018, 276,000 restricted common shares were granted to the Company’s employees, all of which vested on August 27, 2018. The fair value of each share was determined based on the closing price of the Company’s common shares on the grant date, April 9, 2018.

On January 7, 2019, the Company’s Board of Directors and Compensation Committee established an incentive program for key employees, pursuant to which an aggregate of 4,000,000 restricted share units (each, a “RSU”), comprising of 10 tranches of 400,000 RSU each, will be issued. The fair value of each issuable share was determined based on the closing price of the Company’s common shares on the grant date, January 7, 2019. Each RSU represents, upon vesting, a right for the beneficiary to receive one common share of the Company. The RSUs are subject to the satisfaction of certain performance conditions, which apply if the Company’s fleet performs better than the relevant dry bulk charter rate indices as reported by the Baltic Exchange (the “Indices”) during 2020 and 2021. The RSUs start to vest if the Company’s fleet performs better than the Indices by at least $120,000, and vest in increasing amounts if and to the extent the performance of the Company’s fleet exceeds the performance that would have been derived based on the Indices by up to an aggregate of $300,000. Subject to the vesting conditions being met on April 30, 2021 and April 30, 2022 (each, a “Vesting Date”) two million RSUs will vest on each Vesting Date, on tranches based on the level of performance, and the relevant common shares of the Company will be issued by the Company and distributed to the relevant beneficiaries as per the allocation of the Board of Directors. Any non-vested RSUs at the applicable Vesting Date will be cancelled. As of December 31, 2019, the Company takes the view that only for one tranche of the RSUs which vest on April 30, 2022, the likelihood of vesting meets the “more likely than not” standard under US GAAP and as a result amortization expense for these 400,000 RSUs of $1,235 was recognized and is included under “General and administrative expenses” in the consolidated statement of operations for the year ended December 31, 2019.

On May 22, 2019, the Company’s Board of Directors adopted the 2019 Equity Incentive Plan (the “2019 Plan”) and reserved for issuance 900,000 common shares thereunder. The terms and conditions of the 2019 Plan are substantially similar to the terms and conditions of the Company’s previous equity incentive plans. On the same date, 885,000 restricted common shares were granted to certain of the Company’s directors, officers and employees of which 685,462 restricted common shares vested in August 2019, 99,769 restricted common shares will vest in August 2020 and the remaining 99,769 restricted common shares will vest in August 2022.  The fair value of each share was determined based on the closing price of the Company’s common shares on the grant date, May 22, 2019.

All non-vested shares and options vest according to the terms and conditions of the applicable award agreements. The grantee does not have the right to vote the non-vested shares or exercise any right as a shareholder of the non-vested shares, although the issued and non-vested shares pay dividends as declared. The dividends with respect to these shares are forfeitable if the service conditions are not fulfilled. Share options have no voting or other shareholder rights. For the years ended December 31, 2017 and 2018, the Company paid no dividends on non-vested shares. For the year ended December 31, 2019 the Company paid $14 for dividends to non-vested shares.

The shares which are issued in accordance with the terms of the Company’s equity incentive plans or awards remain restricted until they vest. For the years ended December 31, 2017, 2018 and 2019, the share based compensation cost (including the RSUs) was $9,267, $8,072, and $7,943 respectively, and is included under “General and administrative expenses” in the consolidated statements of operations. There were no forfeitures of non-vested shares or options during the years 2017, 2018 and 2019.

A summary of the status of the Company’s non-vested restricted shares as of December 31, 2017, 2018 and 2019, and the movement during these years, is presented below:

	Number of shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2017	385,000	$4.82
Granted	944,000	9.59
Vested	(1,049,000)	8.24
Unvested as at December 31, 2017	280,000	$8.09

Unvested as at January 1, 2018	280,000	$8.09
Granted	672,500	11.68
Vested	(809,500)	10.29
Unvested as at December 31, 2018	143,000	$12.49

Unvested as at January 1, 2019	143,000	$12.49
Granted	885,000	8.13
Vested	(756,962)	8.54
Unvested as at December 31, 2019	271,038	$9.28

A summary of the status of the Company’s non-vested share options as of each of the years ended December 31, 2017, 2018 and 2019 is presented below. There has been no movement during each year:

Options	Number of options	Weighted average exercise price	Weighted Average Grant Date Fair Value
Outstanding at beginning of period	104,250	$27.5	$7.0605
Granted	-	-	-
Vested	-	-	-
Outstanding at end of period	104,250	$27.5	$7.0605

As of December 31, 2019, the estimated compensation cost relating to non-vested share options and restricted share awards not yet recognized was $42 and $4,347, respectively, and is expected to be recognized over the weighted average period of 2.12 years and 0.3 years, respectively. The total fair value of shares vested during the years ended December 31, 2017, 2018 and 2019 was $12,023, $10,745 and $7,703 respectively.